Note 4 - Advances for Vessels Under Construction - Continued	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Advances for Vessel Under Construction [Text Block]
4.	Advances for vessels under construction - Continued

On  June 29, 2021, the Company signed a contract for the construction of two eco-design fuel efficient feeder containerships. The vessels will have a carrying capacity of about 2,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Korea. The first newbuilding was delivered on April 6, 2023 and the second one is scheduled to be delivered during the third quarter of 2023, respectively. The total consideration for these two newbuilding contracts is approximately $80.5 million. Within the years ended  December 31, 2021 and 2022, the Company paid an amount of $7.6 million and $19.0 million, respectively, related to shipyard installments for the construction of these two vessels.

On January 28, 2022, the Company signed a contract for the construction of two eco-design fuel efficient feeder containerships. The vessels will have a carrying capacity of about 2,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Korea. The two newbuildings are scheduled to be delivered during the first and second quarter of 2024, respectively. The total consideration for these two newbuilding contracts is approximately $89.7 million. Within the year ended December 31, 2022 the Company paid $12.8 million related to shipyard installments for the construction of these two vessels.

On March 18, 2022, the Company signed a contract for the construction of three 1,800 teu eco-design fuel efficient feeder containerships. The vessels will have a carrying capacity of about 1,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Korea. The three newbuildings are scheduled to be delivered during the second quarter of 2024. The total consideration for the construction of the three vessels is approximately $103.8 million. Within the year ended December 31, 2022 the Company paid $10.2 million related to shipyard installments for the construction of these three vessels.

On May 20, 2022, the Company signed a contract for the construction of two eco-design fuel efficient containerships. The vessels will have a carrying capacity of about 2,800 teu each and will be built at Hyundai Mipo Dockyard Co. in South Korea. The two newbuildings are scheduled to be delivered during the fourth quarter of 2024. The total consideration for these two newbuilding contracts is approximately $86.7 million. Within the year ended December 31, 2022 the Company paid $8.6 million related to shipyard installments for the construction of these two vessels.

Advances for vessels under construction of $7.6 million and $50.6 million as of  December 31, 2021 and 2022, respectively, are included in the consolidated balance sheets and relate mainly to progress payments according to the agreements entered into with the shipyard, capitalized interest as well as legal and other costs related to the construction. See Note 11 for the outstanding commitments to the shipyard. The Company intends to finance the cost of all newbuilding contracts with a combination of debt and own cash.